PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Affiliated Mutual Funds — 29.5%
Domestic Equity — 21.2%
PSF PGIM Jennison Value Portfolio*	1,355,551	$97,545,451
PSF Small-Cap Stock Index Portfolio*	347,305	24,023,099
PSF PGIM Jennison Growth Portfolio*	521,922	98,476,182
		220,044,732
International Equity — 8.3%
PGIM Quant Solutions International Equity Fund	4,973,629	48,940,512
PGIM Jennison International Opportunities Fund	1,162,550	36,841,221
		85,781,733

Total Affiliated Mutual Funds (cost $267,418,209)(wa)		305,826,465
Common Stocks — 55.7%
Australia — 1.1%
BHP Group Ltd.	32,238	1,166,452
Brambles Ltd.	50,066	785,750
Commonwealth Bank of Australia	9,328	1,092,373
Computershare Ltd.	14,578	287,514
CSL Ltd.	8,720	856,469
Evolution Mining Ltd.	54,417	490,009
Fortescue Ltd.	30,108	430,231
National Australia Bank Ltd.	4,956	143,356
Origin Energy Ltd.	15,264	131,349
QBE Insurance Group Ltd.	56,715	836,930
Rio Tinto Ltd.	2,719	308,915
Rio Tinto PLC	16,162	1,499,409
Sonic Healthcare Ltd.	18,188	258,430
Stockland, REIT	127,594	383,015
Vicinity Ltd., REIT	265,211	432,663
Woodside Energy Group Ltd.	32,476	770,900
Woolworths Group Ltd.	62,754	1,584,679
		11,458,444
Belgium — 0.3%
Ageas SA/NV	10,034	738,633
Anheuser-Busch InBev SA/NV	16,783	1,161,150
Elia Group SA/NV	5,304	814,690
Lotus Bakeries NV	39	440,340
UCB SA	570	171,739
		3,326,552
Brazil — 0.1%
MercadoLibre, Inc.*	92	159,070
Wheaton Precious Metals Corp.	3,262	428,180
Yara International ASA	10,833	633,237
		1,220,487
Canada — 1.7%
Agnico Eagle Mines Ltd.	5,020	1,018,976
Alamos Gold, Inc. (Class A Stock)	8,516	378,877
Alimentation Couche-Tard, Inc.	2,808	159,162
Bank of Nova Scotia (The)	11,379	789,111
Barrick Mining Corp.	24,132	986,201
Canadian Imperial Bank of Commerce	17,401	1,649,161
	Shares	Value

Common Stocks (continued)
Canada (cont’d.)
CCL Industries, Inc. (Class B Stock)	10,196	$638,835
Celestica, Inc.*	993	280,119
Cenovus Energy, Inc.	6,802	180,526
CGI, Inc.	10,754	786,199
Empire Co. Ltd.	17,012	609,380
Fairfax Financial Holdings Ltd.	756	1,288,162
Franco-Nevada Corp.	660	163,422
Great-West Lifeco, Inc.	5,491	257,162
iA Financial Corp., Inc.	1,532	170,017
IGM Financial, Inc.	2,631	125,356
Kinross Gold Corp.	28,226	862,951
Magna International, Inc.	10,373	579,310
Manulife Financial Corp.	5,760	198,418
Nutrien Ltd.	6,342	478,739
Open Text Corp.	28,894	643,889
Pan American Silver Corp.	7,380	403,722
Power Corp. of Canada(a)	8,325	400,780
Rogers Communications, Inc. (Class B Stock)(a)	9,512	365,820
Royal Bank of Canada	6,049	977,859
Saputo, Inc.	5,652	176,577
Shopify, Inc. (Class A Stock)*	4,940	586,152
Toromont Industries Ltd.	3,608	505,136
Toronto-Dominion Bank (The)	25,689	2,399,191
		18,059,210
Chile — 0.0%
Lundin Mining Corp.	9,707	242,064
China — 0.2%
BOC Hong Kong Holdings Ltd.	80,500	444,119
Prosus NV*	3,110	143,979
SITC International Holdings Co. Ltd.	218,000	954,518
Wilmar International Ltd.	57,400	172,451
		1,715,067
Denmark — 0.1%
Danske Bank A/S	6,284	309,692
Novo Nordisk A/S (Class B Stock)	4,620	169,066
Pandora A/S	2,715	194,052
		672,810
Finland — 0.3%
Fortum OYJ(a)	12,566	321,347
Metso OYJ	18,580	321,997
Neste OYJ	14,385	467,477
Nordea Bank Abp	54,090	931,385
Orion OYJ (Class B Stock)	4,089	330,500
Wartsila OYJ Abp	16,852	627,703
		3,000,409
France — 1.5%
Amundi SA, 144A	5,697	489,588
AXA SA	32,811	1,507,717
Ayvens SA, 144A	22,814	268,980
BNP Paribas SA	17,608	1,677,402
Capgemini SE	5,704	673,063
Carrefour SA	27,144	502,594
A1

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
France (cont’d.)
Covivio SA, REIT	13,023	$778,299
Credit Agricole SA	55,046	1,027,398
Edenred SE	5,832	116,167
Engie SA	50,589	1,630,355
Gecina SA, REIT	6,552	516,961
Ipsen SA	4,896	914,982
Klepierre SA, REIT	5,253	197,209
Legrand SA	1,936	300,767
L’Oreal SA	858	350,313
LVMH Moet Hennessy Louis Vuitton SE	987	539,543
Publicis Groupe SA	1,624	134,418
Safran SA	3,806	1,245,435
Societe Generale SA	9,960	727,248
TotalEnergies SE	17,734	1,627,522
Unibail-Rodamco-Westfield, REIT	1,400	154,456
		15,380,417
Germany — 1.2%
Allianz SE	715	301,958
Bayerische Motoren Werke AG	1,119	103,515
Deutsche Bank AG	29,883	889,321
Deutsche Lufthansa AG	15,749	134,115
Deutsche Post AG	14,190	747,911
Deutsche Telekom AG	39,124	1,460,235
E.ON SE	16,050	351,519
Fresenius Medical Care AG	12,901	584,642
Fresenius SE & Co. KGaA	3,744	194,298
HOCHTIEF AG	3,424	1,557,480
Infineon Technologies AG	5,334	241,983
LEG Immobilien SE	12,144	793,267
Mercedes-Benz Group AG	17,668	1,085,926
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	406	256,406
RWE AG	9,169	616,880
SAP SE	2,512	428,252
Siemens AG	3,317	808,134
Siemens Energy AG	7,136	1,230,600
Talanx AG	1,879	233,160
Vonovia SE	30,365	759,503
		12,779,105
Hong Kong — 0.2%
AIA Group Ltd.	73,200	813,349
WH Group Ltd., 144A	968,000	1,272,375
		2,085,724
Ireland — 0.1%
AerCap Holdings NV	6,747	925,553
AIB Group PLC	21,122	225,480
		1,151,033
Israel — 0.1%
Bank Hapoalim BM	35,326	829,631
Check Point Software Technologies Ltd.*	1,232	175,992
	Shares	Value

Common Stocks (continued)
Israel (cont’d.)
Elbit Systems Ltd.	252	$212,464
		1,218,087
Italy — 0.6%
Banca Monte dei Paschi di Siena SpA	19,360	168,926
Coca-Cola HBC AG*	9,254	521,270
Enel SpA	121,363	1,326,841
Eni SpA	13,050	371,061
Intesa Sanpaolo SpA	39,780	240,585
Leonardo SpA	2,024	137,671
Snam SpA	242,171	1,834,551
UniCredit SpA	17,869	1,281,990
Unipol Assicurazioni SpA	9,078	210,884
		6,093,779
Japan — 3.2%
Advantest Corp.	8,300	1,145,455
AGC, Inc.	30,000	1,062,826
Asahi Group Holdings Ltd.	121,000	1,208,140
Asics Corp.	36,000	967,864
Astellas Pharma, Inc.	104,300	1,700,279
Chiba Bank Ltd. (The)	15,300	198,052
Chugai Pharmaceutical Co. Ltd.	3,300	181,990
Dai Nippon Printing Co. Ltd.	28,200	513,804
Disco Corp.	300	122,275
ENEOS Holdings, Inc.	119,600	1,077,612
Fast Retailing Co. Ltd.	2,900	1,145,809
Hitachi Ltd.	22,100	648,314
Honda Motor Co. Ltd.	89,300	722,756
Hoya Corp.	5,400	936,146
Idemitsu Kosan Co. Ltd.	26,000	255,255
Isuzu Motors Ltd.	32,700	470,905
Japan Post Bank Co. Ltd.	18,600	303,370
JFE Holdings, Inc.	18,900	221,267
JX Advanced Metals Corp.	42,800	948,611
Kao Corp.	3,300	128,961
Kioxia Holdings Corp.*	5,200	679,121
Kirin Holdings Co. Ltd.	117,600	1,870,568
Kubota Corp.	33,600	538,446
Kyocera Corp.	58,500	897,012
Kyowa Kirin Co. Ltd.	12,600	206,212
Lasertec Corp.	1,100	244,831
LY Corp.	115,700	278,968
Makita Corp.	8,100	266,218
Marubeni Corp.	3,900	142,670
Mitsubishi Chemical Group Corp.	169,100	988,580
Mitsubishi Corp.	16,500	566,049
Mitsubishi Electric Corp.	44,100	1,442,383
Mitsubishi Heavy Industries Ltd.	29,900	821,552
Mitsubishi UFJ Financial Group, Inc.	61,900	1,048,211
Murata Manufacturing Co. Ltd.	5,000	112,186
NEC Corp.	7,400	184,135
Nippon Yusen KK	8,400	308,572
Obayashi Corp.	14,400	348,775
ORIX Corp.	11,400	338,254
Osaka Gas Co. Ltd.	12,300	498,206
Panasonic Holdings Corp.	36,100	605,446

A2

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Japan (cont’d.)
Recruit Holdings Co. Ltd.	5,400	$235,278
Renesas Electronics Corp.	15,000	214,459
Resona Holdings, Inc.	11,000	125,485
Ryohin Keikaku Co. Ltd.	5,500	117,368
Shionogi & Co. Ltd.	10,000	221,209
Shiseido Co. Ltd.	25,900	529,143
SMC Corp.	1,000	393,298
SoftBank Group Corp.	9,600	233,758
Sony Group Corp.	23,500	489,804
Subaru Corp.	7,200	116,002
Sumitomo Corp.	3,400	127,225
Sumitomo Electric Industries Ltd.	5,200	295,465
Sumitomo Mitsui Financial Group, Inc.	19,600	644,454
Taisei Corp.	3,100	321,165
Takeda Pharmaceutical Co. Ltd.	18,000	662,902
Tokyo Electron Ltd.	2,100	521,747
Toyota Motor Corp.	59,000	1,226,454
Toyota Tsusho Corp.	3,000	116,270
		32,937,572
Netherlands — 0.7%
ASML Holding NV	3,163	4,206,020
Heineken Holding NV	14,676	1,044,436
ING Groep NV	11,996	311,376
Koninklijke Ahold Delhaize NV	28,652	1,334,301
NN Group NV	6,731	525,664
NXP Semiconductors NV(a)	1,233	242,728
		7,664,525
New Zealand — 0.1%
Contact Energy Ltd.	24,309	129,261
Fisher & Paykel Healthcare Corp. Ltd.	34,749	753,479
		882,740
Nigeria — 0.1%
Airtel Africa PLC, 144A	150,480	693,915
Norway — 0.1%
Aker BP ASA	8,829	326,399
Orkla ASA	54,711	688,518
		1,014,917
Portugal — 0.0%
Jeronimo Martins SGPS SA	20,320	485,879
Singapore — 0.3%
Oversea-Chinese Banking Corp. Ltd.	77,700	1,330,827
Singapore Exchange Ltd.	9,800	149,501
Singapore Technologies Engineering Ltd.	146,800	1,245,926
Singapore Telecommunications Ltd.	40,300	155,172
		2,881,426
Spain — 0.5%
ACS Actividades de Construccion y Servicios SA	3,245	395,745
Banco Bilbao Vizcaya Argentaria SA	48,264	1,042,482
Banco Santander SA	101,642	1,139,480
CaixaBank SA	82,452	988,406
	Shares	Value

Common Stocks (continued)
Spain (cont’d.)
Indra Sistemas SA	2,535	$141,682
Naturgy Energy Group SA	41,749	1,253,322
Repsol SA	15,372	432,698
		5,393,815
Sweden — 0.6%
Atlas Copco AB (Class B Stock)	11,481	179,474
Boliden AB*	8,188	429,230
Industrivarden AB (Class C Stock)(a)	35,333	1,751,411
Investor AB (Class B Stock)	13,134	497,447
Saab AB (Class B Stock)	7,974	521,896
Sandvik AB	41,561	1,597,682
Securitas AB (Class B Stock)	7,455	124,856
Swedbank AB (Class A Stock)(a)	15,444	526,386
Telefonaktiebolaget LM Ericsson (Class B Stock)(a)	48,604	554,097
		6,182,479
Switzerland — 0.6%
ABB Ltd.	28,660	2,330,286
Cie Financiere Richemont SA (Class A Stock)	4,745	837,806
Logitech International SA	2,186	203,002
Sandoz Group AG	2,219	173,861
Swiss Prime Site AG	1,428	241,786
TE Connectivity PLC	6,706	1,401,688
UBS Group AG	28,670	1,117,941
		6,306,370
United Kingdom — 1.3%
AstraZeneca PLC	5,707	1,115,947
Barclays PLC	189,834	993,493
British American Tobacco PLC	10,122	587,671
CK Hutchison Holdings Ltd.	30,500	234,119
Halma PLC	13,629	695,498
HSBC Holdings PLC	124,525	2,045,023
Imperial Brands PLC	19,652	796,846
International Consolidated Airlines Group SA	51,684	245,308
Kingfisher PLC	161,413	613,747
Lloyds Banking Group PLC	575,645	713,475
National Grid PLC	27,506	464,304
NatWest Group PLC	171,732	1,272,182
Next PLC	1,366	230,784
Pearson PLC	15,410	203,163
Rolls-Royce Holdings PLC	89,086	1,353,432
Standard Chartered PLC	18,492	385,371
Tesco PLC	24,688	155,165
Vodafone Group PLC	966,643	1,458,038
		13,563,566
United States — 40.7%
3M Co.	3,595	522,102
Abbott Laboratories	8,495	872,182
AbbVie, Inc.	13,382	2,910,451
Accenture PLC (Class A Stock)	9,903	1,963,666
Adobe, Inc.*	4,612	1,121,085

A3

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Advanced Micro Devices, Inc.*	8,598	$1,749,091
AECOM	11,478	973,564
Aegon Ltd.	87,272	638,240
Agilent Technologies, Inc.	4,925	561,351
Airbnb, Inc. (Class A Stock)*	2,410	304,335
Albertson’s Cos., Inc. (Class A Stock)	11,630	198,175
Allstate Corp. (The)(a)	3,920	812,773
Alphabet, Inc. (Class A Stock)	44,711	12,857,095
Alphabet, Inc. (Class C Stock)	35,555	10,199,307
Amazon.com, Inc.*	66,869	13,926,807
American Electric Power Co., Inc.(a)	9,499	1,245,129
American International Group, Inc.	8,556	643,839
American Tower Corp., REIT	2,897	499,964
Ameriprise Financial, Inc.	275	122,210
AMETEK, Inc.	4,004	858,297
Amgen, Inc.	3,655	1,286,012
Amphenol Corp. (Class A Stock)	6,385	806,745
Amrize Ltd.*	5,404	302,732
Analog Devices, Inc.	4,743	1,508,938
Aon PLC (Class A Stock)	2,282	736,584
AP Moller - Maersk A/S (Class B Stock)(a)	111	277,265
Apple, Inc.	108,906	27,639,254
Applied Materials, Inc.	6,111	2,088,679
AppLovin Corp. (Class A Stock)*	859	341,882
Aptiv PLC*	23,789	1,651,908
Archer-Daniels-Midland Co.	4,960	360,542
Arista Networks, Inc.*	8,517	1,045,717
AT&T, Inc.	79,308	2,299,139
Autodesk, Inc.*	6,151	1,472,549
Automatic Data Processing, Inc.(a)	3,795	771,068
Baker Hughes Co.	2,220	135,531
Bank of America Corp.	44,206	2,155,042
Bank of New York Mellon Corp. (The)	25,013	2,967,292
Berkshire Hathaway, Inc. (Class B Stock)*	4,062	1,946,510
Best Buy Co., Inc.	8,340	535,428
Biogen, Inc.*	1,837	336,777
Blackrock, Inc.	1,325	1,274,266
Bloom Energy Corp. (Class A Stock)*	1,001	135,625
Boeing Co. (The)*	4,886	972,461
Booking Holdings, Inc.	450	1,894,644
Booz Allen Hamilton Holding Corp.	4,144	323,356
Boston Scientific Corp.*	14,034	880,633
BP PLC	20,502	160,465
Bristol-Myers Squibb Co.	10,303	624,877
Broadcom, Inc.	32,447	10,042,671
Bunge Global SA	2,016	256,435
Cadence Design Systems, Inc.*	791	219,795
Capital One Financial Corp.	6,664	1,215,714
Cardinal Health, Inc.	5,870	1,240,390
Carnival Corp.	4,683	121,196
Caterpillar, Inc.	4,054	2,872,097
CBRE Group, Inc. (Class A Stock)*	3,928	532,087
CDW Corp.	5,002	605,342
Centene Corp.*	16,032	524,888
Charles Schwab Corp. (The)	16,468	1,547,663
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Charter Communications, Inc. (Class A Stock)*(a)	2,060	$444,713
Chevron Corp.	16,492	3,412,195
Chipotle Mexican Grill, Inc.*	21,262	680,597
Chubb Ltd.	3,220	1,049,495
Ciena Corp.*	1,853	719,390
Cigna Group (The)(a)	3,289	877,341
Cisco Systems, Inc.	28,419	2,205,030
Citigroup, Inc.	23,009	2,609,451
Citizens Financial Group, Inc.	8,299	497,691
Cloudflare, Inc. (Class A Stock)*	795	164,040
Coca-Cola Co. (The)	9,613	731,069
Cognizant Technology Solutions Corp. (Class A Stock)	40,161	2,463,877
Colgate-Palmolive Co.	4,150	353,705
Comcast Corp. (Class A Stock)	54,806	1,573,480
Comfort Systems USA, Inc.	256	353,021
Conagra Brands, Inc.	27,605	433,951
ConocoPhillips	17,271	2,279,772
Constellation Energy Corp.	2,009	561,013
Corebridge Financial, Inc.	14,817	353,534
Corning, Inc.	2,824	383,979
Corteva, Inc.	1,998	167,253
Costco Wholesale Corp.	2,951	2,940,465
Crown Holdings, Inc.	1,820	182,455
CSX Corp.	5,209	213,829
Cummins, Inc.	2,302	1,238,522
Curtiss-Wright Corp.	544	370,529
CVS Health Corp.	21,994	1,579,609
Danaher Corp.	11,035	2,092,236
Deckers Outdoor Corp.*	1,545	154,639
Deere & Co.	1,822	1,026,333
Dell Technologies, Inc. (Class C Stock)	768	126,052
Delta Air Lines, Inc.	3,528	234,541
Devon Energy Corp.(a)	13,821	695,473
Diamondback Energy, Inc.	4,026	796,303
Docusign, Inc.*	15,026	712,383
Dollar General Corp.	2,790	331,257
Dollar Tree, Inc.*	1,545	169,193
Domino’s Pizza, Inc.	2,434	873,295
DTE Energy Co.	2,920	426,962
Duke Energy Corp.(a)	5,190	679,579
DuPont de Nemours, Inc.	4,032	184,666
Dynatrace, Inc.*	13,068	483,255
Eaton Corp. PLC	1,330	475,701
eBay, Inc.	2,771	252,216
Edison International	2,275	166,485
Edwards Lifesciences Corp.*	3,792	303,663
Elevance Health, Inc.	1,322	387,015
Eli Lilly & Co.	5,971	5,491,947
EOG Resources, Inc.(a)	5,961	861,782
Equinix, Inc., REIT	336	329,361
Equitable Holdings, Inc.	14,571	540,730
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,695	121,650
Expedia Group, Inc.(a)	3,818	881,538
Exxon Mobil Corp.	33,345	5,657,313

A4

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
FedEx Corp.	3,266	$1,163,284
Fidelity National Information Services, Inc.	30,527	1,432,022
FirstEnergy Corp.	5,064	256,542
Fiserv, Inc.*	17,257	962,941
Flex Ltd.*	4,810	314,863
Flutter Entertainment PLC*	759	77,380
Ford Motor Co.	84,416	974,161
Fortinet, Inc.*	6,024	492,281
Fortive Corp.	3,392	187,510
Fox Corp. (Class A Stock)	2,988	174,499
Freeport-McMoRan, Inc.	7,057	414,810
FTAI Aviation Ltd.	1,125	275,625
Gartner, Inc.*(a)	3,638	576,041
GE Vernova, Inc.	2,103	1,835,709
Gen Digital, Inc.(a)	46,736	880,039
General Dynamics Corp.	3,959	1,358,808
General Electric Co.	8,573	2,432,760
General Mills, Inc.	19,369	720,914
General Motors Co.	20,303	1,512,573
Gilead Sciences, Inc.	9,728	1,355,791
Global Payments, Inc.	13,462	905,993
GoDaddy, Inc. (Class A Stock)*	6,253	516,936
Goldman Sachs Group, Inc. (The)	1,982	1,676,752
Graco, Inc.	29,659	2,510,634
GSK PLC	10,450	287,850
HCA Healthcare, Inc.	344	162,795
HEICO Corp. (Class A Stock)	580	122,432
Hewlett Packard Enterprise Co.	7,425	176,789
Hilton Worldwide Holdings, Inc.	610	185,489
Holcim AG*	3,981	329,077
Hologic, Inc.*	9,051	684,165
Home Depot, Inc. (The)	4,409	1,450,076
Honeywell International, Inc.	5,195	1,174,226
Hormel Foods Corp.	18,648	422,377
Howmet Aerospace, Inc.	5,481	1,263,151
IDEXX Laboratories, Inc.*	350	196,662
Incyte Corp.*	6,835	643,310
Intel Corp.*	19,874	877,040
Intercontinental Exchange, Inc.	2,515	395,559
InterContinental Hotels Group PLC	1,479	195,043
International Business Machines Corp.	6,259	1,517,119
International Flavors & Fragrances, Inc.	3,044	220,842
Intuit, Inc.(a)	1,738	751,476
Intuitive Surgical, Inc.*	1,471	678,116
IQVIA Holdings, Inc.*	1,300	221,702
J.M. Smucker Co. (The)	10,956	1,056,597
Jacobs Solutions, Inc.	2,230	283,834
Johnson & Johnson	21,354	5,219,772
Johnson Controls International PLC	6,135	803,378
JPMorgan Chase & Co.	18,057	5,311,647
Kenvue, Inc.	38,190	658,396
Keysight Technologies, Inc.*	6,270	1,770,460
KKR & Co., Inc.	3,456	319,680
KLA Corp.	961	1,414,986
Kroger Co. (The)	3,902	282,349
L3Harris Technologies, Inc.	1,520	524,628
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Labcorp Holdings, Inc.(a)	3,132	$835,649
Lam Research Corp.	13,215	2,823,517
Las Vegas Sands Corp.	2,052	110,562
Leidos Holdings, Inc.	693	107,775
Lennar Corp. (Class A Stock)	2,592	225,089
Linde PLC	2,375	1,177,430
Lockheed Martin Corp.	2,744	1,658,446
Lowe’s Cos., Inc.	2,340	552,895
Lumentum Holdings, Inc.*	708	497,554
Marathon Petroleum Corp.	3,776	922,024
Marriott International, Inc. (Class A Stock)	2,954	966,165
Marsh & McLennan Cos., Inc.	5,217	904,889
Marvell Technology, Inc.	5,048	500,004
Masco Corp.	4,070	245,706
Mastercard, Inc. (Class A Stock)	9,152	4,572,888
McDonald’s Corp.	6,255	1,943,991
McKesson Corp.	1,573	1,361,211
Medtronic PLC	10,159	880,277
Merck & Co., Inc.	17,139	2,061,650
Meta Platforms, Inc. (Class A Stock)	16,323	9,338,878
MetLife, Inc.	31,183	2,205,262
Microchip Technology, Inc.	6,474	418,285
Micron Technology, Inc.	8,749	2,955,762
Microsoft Corp.	53,369	19,755,603
MongoDB, Inc.*	774	189,452
Moody’s Corp.	409	178,426
Morgan Stanley	23,043	3,792,187
MSCI, Inc.	903	486,726
Nestle SA	19,244	1,887,664
NetApp, Inc.	1,470	150,513
Netflix, Inc.*	28,464	2,736,814
Neurocrine Biosciences, Inc.*	6,746	888,718
Newmont Corp.	5,634	609,880
NextEra Energy, Inc.	9,666	897,778
Nordson Corp.	4,577	1,217,757
Norfolk Southern Corp.	1,165	334,355
Northern Trust Corp.	11,897	1,660,464
Northrop Grumman Corp.	1,297	884,865
Novartis AG	14,954	2,295,356
NRG Energy, Inc.	1,947	284,535
Nucor Corp.	1,846	312,159
NVIDIA Corp.	173,309	30,225,090
Occidental Petroleum Corp.	3,350	217,750
Omnicom Group, Inc.	2,310	173,966
Oracle Corp.	9,813	1,443,590
Otis Worldwide Corp.	10,267	791,380
Palantir Technologies, Inc. (Class A Stock)*	10,745	1,571,779
Parker-Hannifin Corp.	1,670	1,495,051
PayPal Holdings, Inc.	11,100	502,053
PepsiCo, Inc.	6,504	1,010,006
Pfizer, Inc.	49,514	1,390,353
PG&E Corp.	37,325	655,800
Philip Morris International, Inc.	10,483	1,733,259
Phillips 66	6,882	1,253,763

A5

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
PNC Financial Services Group, Inc. (The)	1,999	$415,972
Procter & Gamble Co. (The)	10,279	1,484,699
Progressive Corp. (The)	4,609	913,688
Prologis, Inc., REIT	13,160	1,739,489
QUALCOMM, Inc.	7,991	1,029,081
Quanta Services, Inc.	231	126,824
Raymond James Financial, Inc.	3,576	517,769
Regeneron Pharmaceuticals, Inc.	1,124	868,447
Roche Holding AG	4,943	1,972,706
Rockwell Automation, Inc.	1,339	480,540
Roper Technologies, Inc.	1,345	475,942
Ross Stores, Inc.	5,441	1,178,684
Royal Caribbean Cruises Ltd.	1,833	504,405
Royalty Pharma PLC (Class A Stock)	4,186	200,802
RTX Corp.	11,149	2,150,642
S&P Global, Inc.	2,197	934,472
Salesforce, Inc.(a)	6,416	1,197,675
Sanofi SA	14,136	1,365,111
Schneider Electric SE	1,755	478,030
Seagate Technology Holdings PLC	1,329	520,649
ServiceNow, Inc.*	4,739	495,462
Shell PLC	31,985	1,481,387
Sherwin-Williams Co. (The)	2,944	943,699
SLB Ltd.	3,374	173,390
Snap, Inc. (Class A Stock)*	20,722	95,321
Solventum Corp.*	7,596	496,019
Southern Co. (The)	13,470	1,300,124
Spotify Technology SA*	301	145,958
State Street Corp.	3,954	500,418
STERIS PLC	1,135	250,983
Synchrony Financial(a)	13,804	938,948
Sysco Corp.	7,150	510,009
T. Rowe Price Group, Inc.(a)	13,682	1,233,295
Target Corp.	6,136	743,683
Tenaris SA	8,314	243,037
Teradyne, Inc.	3,860	1,144,336
Tesla, Inc.*	18,180	6,758,415
Texas Instruments, Inc.	4,824	936,531
Thermo Fisher Scientific, Inc.	2,631	1,293,215
TJX Cos., Inc. (The)	12,021	1,919,754
Travelers Cos., Inc. (The)	774	225,760
Truist Financial Corp.	17,928	824,150
U.S. Bancorp	22,099	1,149,369
Uber Technologies, Inc.*	15,090	1,085,424
Ulta Beauty, Inc.*	750	392,032
United Airlines Holdings, Inc.*	1,540	141,788
United Parcel Service, Inc. (Class B Stock)	5,865	576,999
United Therapeutics Corp.*	300	177,894
UnitedHealth Group, Inc.	6,701	1,813,224
Universal Health Services, Inc. (Class B Stock)	832	148,903
Valero Energy Corp.	3,254	803,998
Veeva Systems, Inc. (Class A Stock)*	1,104	193,929
Verizon Communications, Inc.	45,509	2,284,552
Versant Media Group, Inc.*	50,487	1,869,029
	Shares	Value

Common Stocks (continued)
United States (cont’d.)
Vertex Pharmaceuticals, Inc.*	964	$430,465
Vertiv Holdings Co. (Class A Stock)	2,381	596,631
VICI Properties, Inc., REIT	29,433	804,110
Visa, Inc. (Class A Stock)	8,263	2,497,409
Vistra Corp.	1,857	279,163
W.W. Grainger, Inc.	410	447,232
Walmart, Inc.	21,565	2,680,098
Walt Disney Co. (The)	15,733	1,516,347
Warner Bros Discovery, Inc.*	25,693	705,530
Wells Fargo & Co.	23,948	1,906,500
West Pharmaceutical Services, Inc.	2,030	508,799
Western Digital Corp.	5,073	1,372,196
Williams Cos., Inc. (The)	13,832	1,006,693
Xylem, Inc.	4,146	495,447
Zebra Technologies Corp. (Class A Stock)*	2,390	499,701
Zillow Group, Inc. (Class C Stock)*	2,385	98,691
Zoetis, Inc.	1,580	186,772
Zoom Communications, Inc.*	12,724	1,022,882
		422,189,656

Total Common Stocks (cost $432,341,726)		578,600,048
Preferred Stocks — 0.0%
Germany
Henkel AG & Co. KGaA (PRFC)	4,179	322,825
Volkswagen AG (PRFC)	1,495	152,927

Total Preferred Stocks (cost $480,018)		475,752
Unaffiliated Exchange-Traded Funds — 13.2%
United States
iShares Core MSCI EAFE ETF	218,930	19,819,733
iShares Core MSCI Emerging Markets ETF	207,270	14,457,082
iShares MSCI EAFE Value ETF	291,460	21,670,051
iShares MSCI World ETF	67,250	12,106,345
SPDR Portfolio S&P 500 Growth ETF	176,290	17,260,554
Vanguard Dividend Appreciation ETF	28,980	6,232,439
Vanguard S&P 500 Growth ETF	31,610	12,887,081
Vanguard S&P 500 Value ETF	159,960	32,598,248

Total Unaffiliated Exchange-Traded Funds (cost $118,757,874)		137,031,533

Total Long-Term Investments (cost $818,997,827)		1,021,933,798
Short-Term Investments — 2.9%
Affiliated Mutual Funds — 2.8%
PGIM Core Ultra Short Bond Fund(wa)	13,304,849	13,304,849

A6

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $15,537,356; includes $15,475,322 of cash collateral for securities on loan)(b)(wa)	15,550,419	$15,539,533

Total Affiliated Mutual Funds (cost $28,842,205)		28,844,382

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
3.608%	06/16/26	940	932,850
(cost $932,916)

Total Short-Term Investments (cost $29,775,121)				29,777,232

TOTAL INVESTMENTS—101.3% (cost $848,772,948)				1,051,711,030

Liabilities in excess of other assets(z) — (1.3)%				(13,352,805)

Net Assets — 100.0%				$1,038,358,225

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,158,783; cash collateral of $15,475,322 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
25	Mini MSCI EAFE Index	Jun. 2026	$3,626,375	$(54,504)
25	S&P 500 E-Mini Index	Jun. 2026	8,213,438	(231,094)
				$(285,598)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7